Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-current Assets
14.	Other non-current assets

Other non-current assets consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
Online store and other deposits	1,308,858	1,526,755
Prepayments for royalty fee (a)	218,325	-
Prepayments for equipment and software procurement	11,813	2,651
Total	1,538,996	1,529,406

(a)

In June 2019, the Group entered into agreement with a third party business partner for the usage of the business partner's images of characters on the products to be sold by the Group during the period from September 1, 2019 to September 30, 2020.  Pursuant to the agreement, the Group shall pay the business partner royalty fees based on certain percentage of the sales of related products during the contract period not lower than an agreed minimum royalty fee. The Group prepaid the minimum royalty fee to the business partner with the amount of US$ 339,215 in June 2019 which will be used to settle its future royalty fees. Prepaid royalty fee of US$ 96,424 and US$ 220,813 was amortized and recognized as sales and marketing expenses in the year of 2019 and 2020, respectively.